BUSINESS ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2017
Ripple Brand Collective, LLC [Member]
Business Acquisition and Divestitures [Line Items]
Schedule of Purchase Consideration Allocation to Assets Acquired and Liabilities Assumed
The purchase consideration was allocated to assets acquired and liabilities assumed based on their respective fair values as follows:

Goodwill	$128,110
Trademarks	91,200
Other intangible assets	60,900
Other assets, primarily current assets, net of cash acquired totaling $674	12,375
Current liabilities	(7,211)
Net assets acquired	$285,374

KRAVE Pure Foods, Inc.
Business Acquisition and Divestitures [Line Items]
Schedule of Purchase Consideration Allocation to Assets Acquired and Liabilities Assumed
The purchase consideration was allocated to assets acquired and liabilities assumed based on their respective fair values as follows:

Goodwill	$147,089
Trademarks	112,000
Other intangible assets	17,000
Other assets, primarily current assets, net of cash acquired totaling $1,362	9,465
Current liabilities	(2,756)
Non-current deferred tax liabilities	(47,344)
Net assets acquired	$235,454